TAXES ON INCOME (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reserve Quantities [Line Items]
Carryforward losses for tax purposes	$ 70,000
Deferred tax assets	458
Statutory corporate tax benefits	$ 1,476	$ 1,184
Israel [Member]
Reserve Quantities [Line Items]
Corporate federal income tax rate	23.00%	23.00%	23.00%
Tax expenses	$ 43	$ 237